Business and Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Proceeds from divestiture of interest in subsidiaries	$ 202
Operating cycle period of inventories	12 months
Capitalized computer software additions	24	22
Capitalized computer software unamortized balance	64	64
Software amortization expense	24	30	26
Maximum estimated useful life of software (in years)	5.0
Advertising costs incurred	65	72	69
Research and development costs	$ 69	$ 71	$ 68
Recognized tax position realized upon ultimate settlement	50.00%
Defined benefit plan corridor percentage	10.00%
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	20
Estimated useful lives, maximum (in years)	50
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	30